Structured entities (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of interests in unconsolidated structured entities [text block]	The following table describes the types of structured entities that the
Group does not consolidate but in which it holds an interest.

			Total assets of structured entities
Type of entity	Nature and purpose of structured entities	Interest held by the Group	2024 £bn	2023 £bn
Collective investment vehicles and limited partnerships	These vehicles are primarily financed by investments from investors in the vehicles and are matched by policyholder liabilities in the Insurance division.	•Interests in units issued by the vehicles •Fees from management of vehicles	2,434	2,184
Securitisation vehicles	These vehicles issue asset-backed notes to investors and facilitate the management of the Group’s balance sheet.	•Interest in notes issued by the vehicles •Fees for loan servicing	5	5

Additional information about nature of and changes in risks associated with interests in structured entities [text block]	The following table sets out an analysis of the carrying amount of interest held by the Group in the unconsolidated structured entities. The maximum exposure to loss is the carrying amounts of the assets held.

Carrying amount	Recognised within;	2024 £m	2023 £m
Collective investment vehicles and limited partnerships	Financial assets at fair value through profit or loss	86,630	76,426
Notes held in securitisation vehicles	Financial assets at fair value through profit or loss; and Financial assets at amortised cost	2,403	4,127
Interest rate derivatives provided to securitisation vehicles	Derivative financial instruments (assets); and Derivative financial instruments (liabilities)	22	(17)